Derivative Instruments And Hedging Activities (Tables)	12 Months Ended
Dec. 31, 2012
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Liabilities in Condensed Consolidated Balance Sheet

Derivatives held by us as of December 31, 2012 consist of the following (all amounts in thousands):

Derivative Instrument	Balance Sheet Location	Fair Value
Currency forward contracts	Derivatives liability (current liabilities)	$(14)
Interest rate swaps	Derivatives liability (current liabilities)	(155)

Derivatives held by us as of December 31, 2011 consist of the following (all amounts in thousands):

Derivative Instrument	Balance Sheet Location	Fair Value
Currency forward contracts	Prepaid expenses and other current assets	$4
Interest rate swaps	Derivatives liability (noncurrent liabilities)	(273)

Effect of Derivative Instruments Designated as Cash Flow Hedges and Not Designated as Hedging Instruments on Condensed Consolidated Statement of Income

Effect of Derivatives on Statement of Comprehensive Income (Loss)

The effect of derivative instruments (a) designated as cash flow hedges and (b) not designated as hedging instruments on our consolidated statement of comprehensive income (loss) for year ended December 31, 2012 was as follows (all amounts in thousands):

	Gain (Loss)	Gain (Loss)	Gain (Loss)
	In AOCL (1)	Reclassified (2)	in Earnings (3)
Derivatives designated as cash flow hedges:
Interest rate swaps, net of taxes of $(45)	$73	$0	$0
Derivatives not designated as hedging instruments:
Currency forward contracts	$0	$0	$(18)

(1)	Amount recognized in accumulated other comprehensive loss (AOCL) (effective portion and net of taxes) during 2012.
(2)	Amount of gain (loss) originally recorded in AOCL but reclassified from AOCL into earnings during 2012.
(3)	Amount of gain (loss) recognized in earnings on the derivative (ineffective portion and amount excluded from effectiveness testing) reported in other income, net during 2012.

The effect of derivative instruments (a) designated as cash flow hedges and (b) not designated as hedging instruments on our consolidated statement of comprehensive income (loss) for year ended December 31, 2011 was as follows (all amounts in thousands):

	Gain (Loss)	Gain (Loss)	Gain (Loss)
	In AOCL (1)	Reclassified (2)	in Earnings (3)
Derivatives designated as cash flow hedges:
Interest rate swaps, net of taxes of $(23)	$41	$0	$0
Derivatives not designated as hedging instruments:
Currency forward contracts	$0	$0	$32

(1)	Amount recognized in accumulated other comprehensive loss (AOCL) (effective portion and net of taxes) during 2011.
(2)	Amount of gain (loss) originally recorded in AOCL but reclassified from AOCL into earnings during 2011.
(3)	Amount of gain (loss) recognized in earnings on the derivative (ineffective portion and amount excluded from effectiveness testing) reported in other income, net during 2011.